Share-based Compensation (Fair Value of Share Options, Valuation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)			6 years 4 months 6 days
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.11%	3.96%	3.40%
Expected life (years)	5 years 9 months	5 years 10 months 6 days
Volatility	40.87%	44.28%	46.04%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.60%	4.61%	4.02%
Expected life (years)	6 years 4 months 6 days	6 years 4 months 6 days
Volatility	43.96%	46.02%	46.68%